Reverse Recapitalization (Tables)	12 Months Ended
Dec. 31, 2021
Reverse Recapitalization
Schedule of Reconciliation of Merger, Reverse Recapitalization

The following table reconciles the elements of the Merger to the Consolidated Statement of Cash Flows for the year ended December 31, 2021 (in thousands):

Recapitalization
Cash - BRPA trust and cash, net of redemptions	$4,363
Cash - PIPE financing, net of transaction costs	8,100
Less: transaction costs and advisory fees allocated to NRXP equity	(1,413)
Effect of Merger, net of redemptions and transaction costs	$11,050

The following table reconciles the elements of the Merger to the Consolidated Statements of Changes in Stockholders’ Equity (Deficit) for the year ended December 31, 2021 (in thousands):

Recapitalization
Cash - BRPA trust and cash, net of redemptions	$4,363
Non-cash net working capital assumed from BRPA	(962)
Less: notes payable assumed from BRPA	(1,100)
Less: fair value of assumed Placement Warrants	(1,984)
Less: fair value of Earnout Cash	(25,520)
Less: transaction costs and advisory fees allocated to NRXP equity	(1,413)
Effect of Merger, net of redemptions and transaction costs	$(26,616)

Schedule of Number of Shares of Common Stock Issued Immediately Following Consummation of the Merger

The following table details the number of shares of common stock issued immediately following the consummation of the Merger:

Number of Shares
Common stock, outstanding prior to Merger	552,412
Less: redemption of BRPA shares	(216)
Common stock of BRPA	552,196
BRPA Founder and private shares, net of forfeited shares of 875,216	1,260,284
Shares issued in PIPE Financing	1,000,000
Shares issued for services	200,000
Shares issued pursuant to conversion of Public and Private Rights	717,250
Merger and PIPE financing shares - common stock	3,729,730
NeuroRx shares - common stock (1)	44,873,855
Total shares of common stock immediately after Merger	48,603,585
(1)	The number of NeuroRx common stock was determined from the 14,200,586 shares of NeuroRx common stock outstanding immediately prior to the closing of the Merger converted at the Exchange Ratio. All fractional shares were rounded down.